Financial instruments by category	12 Months Ended
Dec. 31, 2021
Financial instruments by category
Financial instruments by category

15   Financial instruments by category

The Group holds the following financial instruments:

		As at December 31,
	Note	2020	2021
		RMB’000	RMB’000
Financial assets
Financial assets at amortized cost
- Trade receivables	18	838,690	891,174
- Prepayments and other receivables (excluding non-financial asset items)	19	304,340	543,538
- Financial assets measured at amortized cost from virtual bank	20	601,588	13,385
- Restricted cash	22	2,280,499	1,060,427
- Cash and cash equivalents	23	3,055,194	1,399,370
Financial assets measured at fair value through other comprehensive income (FVOCI)	16	21,828	1,122,998
Financial assets at fair value through profit or loss (FVPL)	21	1,487,871	2,071,653
Total		8,590,010	7,102,545

Financial liabilities
Liabilities at amortized cost
- Trade and other payables (excluding non-financial liability items)	27	1,226,120	1,464,750
- Short-term borrowings	28	2,283,307	815,260
- Customer deposits	29	405,853	1,350,171
Derivative financial liability
- Held at FVPL	30	165,880	190,971
Total		4,081,160	3,821,152